UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2011

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
June 30, 2011

Contravisory Strategic Equity Fund

Investor Class – Ticker: CSEFX
Institutional Class – Ticker: CSSFX

Contravisory Strategic Equity Fund

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2011 (Unaudited)

ASSETS
Cash	$10,000
Total assets	10,000
Net Assets	$10,000

COMPUTATION OF NET ASSET VALUE
Investor Class
Net assets	$5,000
Shares issued and outstanding (unlimited number
of shares authorized without par value)	500
Net asset value, offering and redemption price per share	$10.00
Institutional Class
Net assets	$5,000
Shares issued and outstanding (unlimited number
of shares authorized without par value)	500
Net asset value, offering and redemption price per share	$10.00

COMPONENTS OF NET ASSETS
Paid-in capital	10,000
Net assets	$10,000

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited)

NOTE 1 – ORGANIZATION

The Contravisory Strategic Equity Fund (the “Fund”) is a series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The Contravisory Strategic Equity Fund commenced operations on June 30, 2011.  As a result of being in operation for one day and invested entirely in cash, the Fund does not have any investments, income, gains or losses, or expenses to present.

The investment objective of The Contravisory Strategic Equity Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statement of assets and liabilities.  Actual results could differ from those estimates.

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended.  If so qualified, the Fund will not be subject to federal income tax to the extent that the fund distributes substantially all of its net investment income and capital gains to shareholders.

A.   Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

B.     Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

C.     Recent Accounting Pronouncement.  In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”.  ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited)

reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs.  In addition, ASU 2011-04 will require reporting to entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.  At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

D.    Regulated Investment Company Modernization Act.  On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President.  The Modernization Act modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests.  Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010.  The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Trust and Contravisory Investment Management, Inc. (the “Advisor”) have entered into an advisory agreement (the “Agreement”), under the terms of which the Advisor will provide investment management services to the Contravisory Strategic Equity Fund.  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and most of the personnel needed by the Fund.  As compensation for its services, the Advisor will be entitled to an annual fee rate of 1.00% of the Fund’s average daily net assets.

The Advisor has contractually agreed to limit expenses for the Contravisory Strategic Equity Fund by reducing all or a portion of its fees and reimbursing Fund expenses to that its’ ratio of expenses to average net assets will not exceed 1.25% for the Institutional Class and 1.50% for the Investor Class.  The contract term is indefinite and may be terminated only by the Board of Trustees.  The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

Quasar Distributors, LLC, (the “Distributor”) serves as principal underwriter for shares of the Fund, and acts as the Fund’s Distributor in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. (“U.S. Bank”) serves as the Fund’s custodian (the “Custodian”).  Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a 12b-1 Distribution Plan (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The 12b-1 Plan provides that the Fund’s Investor Class may pay a fee to the Distributor of up to 0.25% of the average daily net assets of the Fund to reimburse the Distributor for a portion of the costs incurred in distributing the Fund’s Investor Class.

Contravisory Strategic Equity Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on May 18-20, 2011, the Board (which is comprised entirely of persons who are Independent Trustees as defined under the Investment Company Act) considered the initial approval of an Investment Advisory Agreement for the Contravisory Strategic Equity Fund, a new series of Professionally Managed Portfolios, with Contravisory Investment Management, Inc. (the “Advisor” or “Contravisory”).  At this meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services to be provided by the Advisor to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreement:

1.     The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees discussed the nature, extent and quality of Contravisory’s overall services to be provided to the Fund.  The Board considered Contravisory’s specific responsibilities in all aspects of day-to-day management of the Fund as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at Contravisory that would be involved with the Fund.  The Board reviewed the proposed services Contravisory would provide to the Fund, noting to what degree those services extended beyond portfolio management and the receipt of additional fees by Contravisory or its affiliates.  The Trustees also considered the structure of Contravisory’s compliance procedures and the trading capability of Contravisory.  After reviewing Contravisory’s compliance policies and procedures, including Contravisory’s proposal with respect to risk oversight of the Fund, the Board concluded that the policies and procedures were reasonably designed to prevent violation of federal securities laws.  The Board concluded that although Contravisory was a newly-formed investment adviser, the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Investment Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided would be satisfactory and reliable.

Contravisory Strategic Equity Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

2.    The Fund’s historical year-to-date performance and the overall performance of the Fund. As the Fund was newly created, the Board was unable to review the performance of the Fund.  The Board did consider Contravisory’s performance history with respect to similarly-managed separate accounts.

3.     Costs of Services Provided and Profits Realized by Contravisory.  The Board noted that the proposed advisory fee as a percentage of average daily net assets was 1.00% for the Fund.  The Board also noted that Contravisory agreed to enter into an agreement to limit the expenses of the Fund to 1.50% and 1.25% for the Investor Class and Institutional Class shares, respectively, of average daily net assets.  The Board concluded that the fees to be received by Contravisory were fair and reasonable.

4.     Economies of Scale.  The Board also considered that economies of scale could be expected to be realized by the Advisor as the assets of the Fund grow.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.     The profits to be realized by the Advisor and its affiliates from their relationship with the Fund. The Trustees discussed the likely overall profitability of Contravisory from managing the new Fund.  In assessing possible profitability, the Trustees reviewed Contravisory’s financial information and took into account both the likely direct and indirect benefits to Contravisory from advising the Fund.  The Trustees concluded that Contravisory’s profit from managing the Fund would likely not be excessive and, after review of relevant financial information, Contravisory would have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Contravisory Strategic Equity Fund

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (855) 558-8818 or by accessing the Fund’s website at www.contravisoryfunds.com or the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (855) 558-8818 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (855) 558-8818.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.

HOUSEHOLDING (Unaudited)

In and effort to conserve resources, the Fund intends to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family.  If you would like to discontinue householding for your accounts, please call toll-free (855) 558-8818 to request individual copies of these documents.  We will begin sending individual copies thirty days after receiving your request to stop householding.  This policy does not apply to account statements.

Contravisory Strategic Equity Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility and require third parties to treat your non-public information with the same high degree of confidentiality.  The Fund maintains physical, electronic and procedural safeguards to guard your non-public information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Advisor
Contravisory Investment Management, Inc.
120 Longwater Drive, Suite 100
Norwell, MA  02061

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
(866) 236-0050

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
PAUL HASTINGS LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY  10022

Symbol
Investor Class – CSEFX
Institutional Class – CSSFX
CUSIP
Investor Class – 74316J730
Institutional Class – 74316J748

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Professionally Managed Portfolios

By (Signature and Title)*                    /s/Eric W. Falkeis
Eric W. Falkeis, President

Date     9/1/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/Eric W. Falkeis
Eric W. Falkeis, President

Date    9/1/11

By (Signature and Title)*                    /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date    8/25/11

* Print the name and title of each signing officer under his or her signature.